Warrants and Options - Summary of Warrants Issued to Purchase Common Stock (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class Of Warrant Or Right [Line Items]
Exercised during the period	0	(75,000)	(482,647)
Outstanding	232,435	259,817	341,957
March 2023 Pre-Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2023-03	2023-03
Term	perpetual	perpetual
Exercise Price Per Share	$ 0	$ 0
Exercised during the period	(0)	(75,000)	(425,834)
Outstanding	0	0	75,000
December 2022 Service and Performance Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2022-12	2022-12
Term	5 years	5 years
Exercise Price Per Share	$ 11.2	$ 11.2
Exercised during the period	0	0	0
Outstanding	1,000	1,000	1,000
October 2022 Service and Performance Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2022-10	2022-10
Term	5 years	5 years
Exercise Price Per Share	$ 16	$ 16
Exercised during the period	0	0	0
Outstanding	1,000	1,000	1,000
August 2022 Pre-Funded Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date		2022-08
Term		perpetual
Exercise Price Per Share		$ 0
Exercised during the period		0	(56,813)
Outstanding		0	0
January 2021 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2021-01	2021-01
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 159.6	$ 159.6
Exercised during the period	0	0	0
Outstanding	9,846	9,846	9,846
December 2020 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-12	2020-12
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	16,367	16,367	16,367
December 2020 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-12	2020-12
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 120	$ 120
Exercised during the period	0	0	0
Outstanding	49,100	49,100	49,100
December 2020 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-12	2020-12
Term	5 years	5 years
Exercise Price Per Share	$ 152.8	$ 152.8
Exercised during the period	0	0	0
Outstanding	3,274	3,274	3,274
July 2020 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-07	2020-07
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	16,036	16,036	16,036
July 2020 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-07	2020-07
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 198.8	$ 198.8
Exercised during the period	0	0	0
Outstanding	802	802	802
May 2020 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-05	2020-05
Term	5 years	5 years
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	9,946	9,946	9,946
May 2020 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-05	2020-05
Term	5 years	5 years
Exercise Price Per Share	$ 191.2	$ 191.2
Exercised during the period	0	0	0
Outstanding	24,863	24,863	24,863
May 2020 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2020-05	2020-05
Term	5 years	5 years
Exercise Price Per Share	$ 245.2	$ 245.2
Exercised during the period	0	0	0
Outstanding	1,741	1,741	1,741
September 2019 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date		2019-09
Term		5 years
Exercise Price Per Share		$ 379.2
Exercised during the period		0	0
Outstanding		0	1,649
June 2019 Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date		2019-06
Term		5 years
Exercise Price Per Share		$ 251.6
Exercised during the period		0	0
Outstanding		0	1,862
April 2019 Service and Performance Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date		2019-04
Term		5 years
Exercise Price Per Share		$ 247.2
Exercised during the period		0	0
Outstanding		0	3,629
January 2021 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2021-01	2021-01
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	7,831	7,831	7,831
January 2021 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2021-01	2021-01
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 125.2	$ 125.2
Exercised during the period	0	0	0
Outstanding	90,629	90,629	90,629
September 2019 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2019-09	2019-09
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 9	$ 9
Exercised during the period	0	0	0
Outstanding	0	9,892	9,892
September 2019 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2019-09	2019-09
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 300.8	$ 300.8
Exercised during the period	0	0	0
Outstanding	0	6,594	6,594
June 2019 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Issuance Date	2019-06	2019-06
Term	5 years 6 months	5 years 6 months
Exercise Price Per Share	$ 200	$ 200
Exercised during the period	0	0	0
Outstanding	0	10,896	10,896